Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	September 30,	September 30,
	2023	2022
Right-of-use assets under operating leases	$516,459	$534,351

Operating lease liabilities, current	69,062	46,543
Operating lease liabilities, non-current	458,617	517,156
Total operating lease liabilities	$527,679	$563,699

Summary of maturities of operating lease liabilities
For the years ended September 30,
2024	$119,232
2025	98,975
2026	98,975
2027	98,975
2028	88,434
Thereafter	242,716
Total Future minimum lease payments	747,307
Less: Imputed interest	(219,628)
Total	$527,679